Investment Objectives and Goals - Grayscale Ethereum Covered Call ETF	Apr. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Ethereum Covered Call ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale Ethereum Covered Call ETF (the “Fund”) seeks to provide and deliver current income. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether, including, but not limited to, Grayscale Ethereum Trust ETF (Ticker: ETHE) and Grayscale Ethereum Mini Trust ETF (Ticker: ETH) (the “Ethereum ETPs”). There can be no assurance that the Fund will achieve its investment objective.